Annual Operating Expenses {- Templeton Emerging Markets Small Cap Fund} - Templeton Emerging Markets Small Cap Fund-20 - Templeton Emerging Markets Small Cap Fund	Aug. 01, 2021
Class A
Operating Expenses:
Management fees	1.40%
Distribution and/or service (12b-1) fees	0.25%	[1]
Other expenses	0.34%	[2]
Total annual Fund operating expenses	1.99%
Fee waiver and/or expense reimbursement	(0.24%)	[2],[3],[4]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.75%	[1],[2],[3],[4]
Class C
Operating Expenses:
Management fees	1.40%
Distribution and/or service (12b-1) fees	1.00%	[1]
Other expenses	0.34%	[2]
Total annual Fund operating expenses	2.74%
Fee waiver and/or expense reimbursement	(0.24%)	[2],[3],[4]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	2.50%	[1],[2],[3],[4]
Class R
Operating Expenses:
Management fees	1.40%
Distribution and/or service (12b-1) fees	0.50%	[1]
Other expenses	0.34%	[2]
Total annual Fund operating expenses	2.24%
Fee waiver and/or expense reimbursement	(0.24%)	[2],[3],[4]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	2.00%	[1],[2],[3],[4]
Class R6
Operating Expenses:
Management fees	1.40%
Distribution and/or service (12b-1) fees	none	[1]
Other expenses	0.21%	[2]
Total annual Fund operating expenses	1.61%
Fee waiver and/or expense reimbursement	(0.26%)	[2],[3],[4]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.35%	[1],[2],[3],[4]
Advisor Class
Operating Expenses:
Management fees	1.40%
Distribution and/or service (12b-1) fees	none	[1]
Other expenses	0.34%	[2]
Total annual Fund operating expenses	1.74%
Fee waiver and/or expense reimbursement	(0.24%)	[2],[3],[4]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.50%	[1],[2],[3],[4]

[1]

1. Class C distribution and service (12b-1) fees have been restated to reflect the maximum annual rate approved by the board of trustees for the current fiscal year. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights due to a timing difference between the end of the 12b-1 plan year and the Fund’s fiscal year end.

[2]

2. The transfer agent has contractually agreed to limit its fees on Class R6 shares to 0.03% until July 31, 2022. During its term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the fee waiver and expense limitation.

[3]

3. The investment manager has contractually agreed to waive or assume certain expenses so that operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed 1.50% until July 31, 2022. During its term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the fee waiver and expense limitation.

[4]

4. Net expense ratios have been restated to reflect current fiscal year fees and expenses. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.